BRIDGE BUILDER TRUST

Bridge Builder Tax Managed International Equity Fund (the “Tax Managed International Equity Fund”)

Supplement dated September 5, 2025

to the Prospectus dated October 28, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Effective September 30, 2025, Shane Duffy will no longer serve as portfolio manager of the portion of the assets of the Tax Managed International Equity Fund managed by J.P. Morgan Investment Management Inc. (“JPMorgan’s Allocated Portion of the Tax Managed International Equity Fund”). Thomas Murray, James Sutton and Zenah Shuhaiber continue to serve as portfolio managers of JPMorgan’s Allocated Portion of the Tax Managed International Equity Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “JPMorgan” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Tax Managed International Equity Fund” is hereby replaced with the following:

JPMorgan

Portfolio Managers	Position with JPMorgan	Length of Service to the Fund
Thomas Murray	Managing Director	Since October 2024
Shane Duffy*	Managing Director	Since October 2024
James Sutton	Executive Director	Since October 2024
Zenah Shuhaiber	Executive Director	Since October 2024
*	Effective September 30, 2025, Mr. Duffy will no longer serve as a portfolio manager to the portion of the assets of the Fund managed by JPMorgan.

And, effective September 30, 2025, all references and information related to Shane Duffy in the Prospectus are hereby deleted in their entirety.

B.

Charles Macquaker no longer serves as portfolio manager to the portion of the assets of the Tax Managed International Equity Fund managed by Walter Scott & Partners Limited (“Walter Scott’s Allocated Portion of the Tax Managed International Equity Fund”). Jane Henderson, Roy Leckie, Maxim Skorniakov and Fraser Fox continue to serve as portfolio managers of Walter Scott’s Allocated Portion of the Tax Managed International Equity Fund.

Accordingly, all references and information related to Charles Macquaker in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Tax Managed International Equity Fund (the “Tax Managed International Equity Fund”)

Supplement dated September 5, 2025

to the Statement of Additional Information (“SAI”) dated October 28, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Effective September 30, 2025, Shane Duffy will no longer serve as portfolio manager of the portion of the assets of the Tax Managed International Equity Fund managed by J.P. Morgan Investment Management Inc. (“JPMorgan’s Allocated Portion of the Tax Managed International Equity Fund”). Thomas Murray, James Sutton and Zenah Shuhaiber continue to serve as portfolio managers of JPMorgan’s Allocated Portion of the Tax Managed International Equity Fund.

Accordingly, effective September 30, 2025, all references and information related to Shane Duffy in the SAI are hereby deleted in their entirety.

B.

Charles Macquaker no longer serves as portfolio manager to the portion of the assets of the Tax Managed International Equity Fund managed by Walter Scott & Partners Limited (Walter Scott’s Allocated Portion of the Tax Managed International Equity Fund”). Jane Henderson, Roy Leckie, Maxim Skorniakov and Fraser Fox continue to serve as portfolio managers of Walter Scott’s Allocated Portion of the Tax Managed International Equity Fund.

Accordingly, all references and information related to Charles Macquaker in the SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE